T. ROWE PRICE Floating Rate Fund
February 29, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS 85.9% (1)
Aerospace & Defense 2.4%
Apple Bidco, FRN, 1M TSFR + 2.75%, 8.191%, 9/22/28  2,038 2,029
Apple Bidco, FRN, 1M TSFR + 3.50%, 8.826%, 9/22/28  3,373 3,375
Bleriot U.S. Bidco, FRN, 3M TSFR + 4.00%, 9.61%, 10/31/28  4,880 4,889
Brown Group Holding, FRN, 1M TSFR + 3.00%, 8.324%, 7/2/29  5,161 5,152
Dynasty Acquisition, FRN, 1M TSFR + 4.00%, 9.326%, 8/24/28  29,003 29,059
Peraton, FRN, 1M TSFR + 3.75%, 9.176%, 2/1/28  8,486 8,486
Peraton, FRN, 3M TSFR + 7.75%, 13.176%, 2/1/29 (2) 5,512 5,503
TransDigm, FRN, 1M TSFR + 3.25%, 8.598%, 2/22/27  4,792 4,802
TransDigm, FRN, 1M TSFR + 3.25%, 8.598%, 8/24/28  10,263 10,279
TransDigm, FRN, 1M TSFR + 3.25%, 8.598%, 2/28/31 (2) 10,020 10,054
83,628
Airlines 2.4%
AAdvantage Loyalty IP, FRN, 3M TSFR + 4.75%, 10.329%, 4/20/28  39,549 40,841
Air Canada, FRN, 3M TSFR + 3.50%, 8.935%, 8/11/28  3,297 3,297
Mileage Plus Holdings, FRN, 3M TSFR + 5.25%, 10.77%, 6/21/27  29,204 30,051
SkyMiles IP, FRN, 3M TSFR + 3.75%, 9.068%, 10/20/27  8,549 8,782
82,971
Automotive 3.3%
Adient U.S., FRN, 1M TSFR + 2.75%, 8.076%, 1/31/31  2,773 2,775
Autokiniton U.S. Holdings, FRN, 1M TSFR + 4.00%, 9.441%,
4/6/28  12,832 12,832
Belron Finance U.S., FRN, 1M TSFR + 2.25%, 7.664%, 4/18/29  5,274 5,269
Clarios Global, FRN, 1M TSFR + 3.00%, 8.326%, 5/6/30  8,123 8,121
Dexko Global, FRN, 3M TSFR + 3.75%, 9.098%, 10/4/28  3,717 3,700
Fastlane Parent, FRN, 1M TSFR + 4.50%, 9.826%, 9/29/28  3,020 3,018
Mavis Tire Express Services Topco, FRN, 1M TSFR + 3.75%,
9.076%, 5/4/28  23,488 23,485
Tenneco, FRN, 1M TSFR + 5.00%, 10.419%, 11/17/28  15,453 14,543
Wand NewCo 3, FRN, 1M TSFR + 3.75%, 9.076%, 1/30/31  41,672 41,724
115,467
Broadcasting 2.4%
Clear Channel Outdoor Holdings, FRN, 3M TSFR + 3.50%, 9.074%,
8/21/26  15,513 15,419
CMG Media, FRN, 3M TSFR + 3.50%, 8.948%, 12/17/26  22,032 18,424
iHeartCommunications, FRN, 1M TSFR + 3.25%, 8.691%, 5/1/26  6,565 5,570
NEP Group, FRN, 1M TSFR + 7.00%, 12.441%, 10/19/26  3,510 2,821
Neptune Bidco U.S., FRN, 1M TSFR + 5.00%, 10.423%, 4/11/29  18,083 16,582
Nielsen Holdings, FRN, 3M TSFR + 9.75%, 15.257%, 10/11/29 (3) 7,250 7,105
Univision Communications, FRN, 1M TSFR + 3.25%, 8.691%,
3/15/26  7,465 7,453
Univision Communications, FRN, 1M TSFR + 3.25%, 8.691%,
1/31/29  5,520 5,496

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Univision Communications, FRN, 3M TSFR + 4.25%, 9.598%,
6/24/29  4,326 4,326
83,196
Building Products 0.5%
Chariot Buyer, FRN, 1M TSFR + 3.75%, 9.076%, 11/3/28  5,380 5,373
Hunter Douglas, FRN, 3M TSFR + 3.50%, 8.824%, 2/26/29  5,488 5,416
Summit Materials, FRN, 1M TSFR + 2.50%, 7.826%, 1/12/29  1,930 1,934
Touchdown Acquirer, FRN, 1M USD LIBOR + 4.00%, 2/7/31 (2)(4) 5,655 5,655
18,378
Cable Operators 1.8%
Altice Financing, FRN, 1M TSFR + 5.00%, 10.314%, 10/31/27  5,736 5,712
Altice Financing, FRN, 3M EURIBOR + 5.00%, 8.942%, 10/31/27
(EUR)  3,461 3,674
Altice France, FRN, 1M TSFR + 5.50%, 10.814%, 8/15/28  24,894 22,964
CSC Holdings, FRN, 1M TSFR + 4.50%, 9.818%, 1/18/28  8,729 8,477
CSC Holdings, FRN, 1M USD LIBOR + 2.50%, 7.932%, 4/15/27  5,312 4,961
Directv Financing, FRN, 1M TSFR + 5.00%, 10.441%, 8/2/27  4,023 4,017
Eagle Broadband Investments, FRN, 1M TSFR + 3.00%, 8.61%,
11/12/27  3,280 3,219
Radiate Holdco, FRN, 1M TSFR + 3.25%, 8.691%, 9/25/26  10,116 8,287
61,311
Chemicals 2.0%
Aruba Investments Holdings, FRN, 1M TSFR + 4.00%, 9.426%,
11/24/27  7,110 7,057
Aruba Investments Holdings, FRN, 1M TSFR + 7.75%, 13.176%,
11/24/28  4,085 3,867
Avient, FRN, 1M TSFR + 2.50%, 7.826%, 8/29/29  2,968 2,974
Axalta Coating Systems U.S. Holdings, FRN, 1M TSFR + 2.50%,
7.848%, 12/20/29  5,042 5,044
Nouryon USA, FRN, 1M TSFR + 4.00%, 9.419%, 4/3/28 (2) 20,344 20,323
Nouryon USA, FRN, 1M TSFR + 4.00%, 9.423%, 4/3/28  6,746 6,742
Windsor Holdings III, FRN, 1M TSFR + 4.50%, 9.823%, 8/1/30 (2) 11,169 11,177
WR Grace Holdings, FRN, 3M TSFR + 3.75%, 9.36%, 9/22/28 (2) 13,358 13,338
70,522
Consumer Products 0.5%
ABG Intermediate Holdings 2, FRN, 1M TSFR + 3.50%, 8.926%,
1/31/29  7,521 7,535
Life Time, FRN, 1M TSFR + 4.25%, 9.824%, 1/15/26  9,360 9,399
16,934
Container 1.4%
Albea Beauty Holdings, FRN, 3M EURIBOR + 5.00%, 8.925%,
12/31/27 (EUR)  3,400 3,664
Charter Next Generation, FRN, 1M TSFR + 3.50%, 8.826%,
12/1/27  40,814 40,786
Proampac PG Borrower, FRN, 1M TSFR + 4.50%, 9.806%, 9/15/28  3,332 3,332
47,782

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Energy 2.3%
Brazos Delaware II, FRN, 1M TSFR + 3.75%, 9.07%, 2/11/30  7,229 7,217
CQP Holdco, FRN, 3M TSFR + 3.00%, 8.348%, 12/31/30  5,621 5,616
EPIC Crude Services, FRN, 6M TSFR + 5.00%, 10.771%, 3/2/26  6,743 6,750
M6 ETX Holdings II Midco, FRN, 1M TSFR + 4.50%, 9.926%,
9/19/29  9,769 9,757
Medallion Midland Acquisition, FRN, 1M TSFR + 3.50%, 8.864%,
10/18/28  16,523 16,518
NGL Energy Operating, FRN, 1M TSFR + 4.50%, 9.826%,
2/3/31 (2) 11,279 11,307
Northriver Midstream Finance, FRN, 3M TSFR + 3.00%, 8.33%,
8/16/30  9,487 9,485
Prairie ECI Acquiror, FRN, 1M TSFR + 4.75%, 10.176%, 3/11/26  10,570 10,506
Whitewater Whistler Holdings, FRN, 1M TSFR + 2.75%, 8.08%,
2/15/30  2,597 2,595
79,751
Entertainment & Leisure 4.7%
Cinemark USA, FRN, 1M TSFR + 3.75%, 9.083%, 5/24/30  5,114 5,115
Delta 2, FRN, 1M TSFR + 2.25%, 7.598%, 1/15/30  20,233 20,203
Motion Finco, FRN, 1M TSFR + 3.25%, 8.86%, 11/12/29 (2) 19,363 19,290
Pug, FRN, 1M TSFR + 3.50%, 8.941%, 2/12/27 (2) 11,922 11,692
Pug, FRN, 1M TSFR + 4.25%, 9.691%, 2/12/27  14,298 14,227
SeaWorld Parks & Entertainment, FRN, 1M TSFR + 2.50%, 7.826%,
8/25/28  17,648 17,622
UFC Holdings, FRN, 1M TSFR + 2.75%, 8.336%, 4/29/26  61,885 61,915
William Morris Endeavor Entertainment, FRN, 1M TSFR + 2.75%,
8.191%, 5/18/25  14,335 14,312
164,376
Financial 12.7%
Acrisure, FRN, 1M USD LIBOR + 3.50%, 8.941%, 2/15/27  7,817 7,795
Acrisure, FRN, 1M USD LIBOR + 3.75%, 9.191%, 2/15/27  3,458 3,450
Acrisure, FRN, 1M USD LIBOR + 4.25%, 9.691%, 2/15/27  7,144 7,147
Alliant Holdings Intermediate, FRN, 1M TSFR + 3.50%, 8.821%,
11/6/30  26,386 26,391
Apollo Commercial Real Estate Finance, FRN, 1M TSFR + 3.50%,
8.941%, 3/11/28 (4) 3,626 3,517
Aretec Group, FRN, 1M TSFR + 4.50%, 9.926%, 8/9/30  6,084 6,105
Armor Holdco, FRN, 6M TSFR + 4.50%, 9.934%, 12/11/28  3,277 3,282
AssuredPartners, FRN, 1M TSFR + 3.50%, 2/14/31 (2) 11,203 11,196
AssuredPartners, FRN, 1M TSFR + 3.50%, 8.826%, 2/12/27 (2) 19,749 19,749
AssuredPartners, FRN, 1M TSFR + 3.50%, 8.941%, 2/12/27  14,095 14,095
AssuredPartners, FRN, 1M TSFR + 3.50%, 8.941%, 2/12/27  1,539 1,539
AssuredPartners, FRN, 1M TSFR + 3.75%, 9.076%, 2/12/27  23,747 23,759
Citadel Securities, FRN, 1M TSFR + 2.25%, 7.576%, 7/29/30  5,902 5,894
Citco Funding, FRN, 1M TSFR + 3.50%, 8.672%, 4/27/28  3,616 3,620
Citco Group, FRN, 1M TSFR + 3.25%, 8.422%, 4/27/28  5,815 5,818

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Claros Mortgage Trust, FRN, 1M TSFR + 4.50%, 9.921%,
8/9/26 (4) 5,168 4,754
Edelman Financial Engines Center, FRN, 1M TSFR + 3.50%,
8.941%, 4/7/28  10,364 10,327
Edelman Financial Engines Center, FRN, 1M TSFR + 6.75%,
12.191%, 7/20/26  17,219 17,244
EIG Management, FRN, 1M TSFR + 3.75%, 9.176%, 2/24/25 (4) 6,001 5,993
Focus Financial Partners, FRN, 1M TSFR + 2.75%, 8.076%,
6/30/28  11,769 11,681
Hightower Holding, FRN, 3M TSFR + 4.00%, 9.586%, 4/21/28 (2) 16,397 16,376
HUB International, FRN, 1M TSFR + 3.25%, 8.574%, 6/20/30  87,004 86,895
Jane Street Group, FRN, 1M TSFR + 2.50%, 7.941%, 1/26/28  15,200 15,159
Jones Deslauriers Insurance Management, FRN, 1M TSFR +
3.50%, 8.801%, 3/15/30 (2) 17,723 17,730
OneDigital Borrower, FRN, 3M TSFR + 4.25%, 9.676%, 11/16/27  5,065 5,062
Osaic Holdings, FRN, 1M TSFR + 4.50%, 9.826%, 8/17/28  5,395 5,392
Osaic Holdings, FRN, 1M USD LIBOR + 4.00%, 8/16/28 (2) 5,250 5,247
Ryan Specialty, FRN, 1M TSFR + 2.75%, 8.076%, 9/1/27  5,109 5,109
Sedgwick Claims Management Services, FRN, 1M TSFR + 3.75%,
9.076%, 2/24/28  26,590 26,611
Tegra118 Wealth Solutions, FRN, 3M TSFR + 4.00%, 9.319%,
2/18/27  5,820 5,527
USI, FRN, 1M TSFR + 3.00%, 8.348%, 11/22/29 (2) 29,774 29,737
USI, FRN, 1M TSFR + 3.25%, 8.598%, 9/27/30 (2) 26,584 26,568
438,769
Food 1.1%
Chobani, FRN, 1M TSFR + 3.50%, 8.941%, 10/25/27  1,717 1,718
Chobani, FRN, 1M TSFR + 3.75%, 9.068%, 10/25/27  6,116 6,121
Naked Juice, FRN, 3M TSFR + 6.00%, 11.448%, 1/24/30  7,931 6,372
Primary Products Finance, FRN, 1M TSFR + 3.50%, 8.94%, 4/1/29  7,484 7,476
Simply Good Foods USA, FRN, 1M TSFR + 2.50%, 7.929%,
3/17/27  5,344 5,338
Triton Water Holdings, FRN, 1M TSFR + 3.25%, 8.86%, 3/31/28  6,887 6,759
Triton Water Holdings, FRN, 1M USD LIBOR + 4.00%, 3/31/28 (2) 2,850 2,800
Woof Holdings, FRN, 1M TSFR + 3.75%, 9.36%, 12/21/27  3,730 3,016
39,600
Gaming 2.2%
Caesars Entertainment, FRN, 1M TSFR + 2.75%, 8.04%, 2/6/31  11,505 11,481
Caesars Entertainment, FRN, 1M TSFR + 3.25%, 8.663%, 2/6/30  9,870 9,872
Great Canadian Gaming, FRN, 3M TSFR + 4.00%, 9.633%,
11/1/26  13,353 13,343
HRNI Holdings, FRN, 3M TSFR + 4.25%, 9.748%, 12/11/28  15,108 14,787
Light & Wonder International, FRN, 1M TSFR + 2.75%, 8.07%,
4/14/29  8,591 8,587
Ontario Gaming GTA, FRN, 1M TSFR + 4.25%, 9.598%, 8/1/30 (2) 10,700 10,686
Playtika Holding, FRN, 1M TSFR + 2.75%, 8.191%, 3/13/28  2,334 2,326

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Scientific Games Holdings, FRN, 3M TSFR + 3.25%, 8.58%, 4/4/29  3,631 3,622
74,704
Health Care 8.9%
AthenaHealth Group, FRN, 1M TSFR + 3.25%, 8.576%, 2/15/29  33,158 32,842
Auris Luxembourg III, FRN, 6M TSFR + 3.75%, 9.619%, 2/27/26  13,550 13,414
Azalea Topco, FRN, 1M TSFR + 3.75%, 9.176%, 7/24/26  7,495 7,441
Azalea Topco, FRN, 1M TSFR + 3.75%, 9.191%, 7/24/26  3,132 3,109
Bausch + Lomb, FRN, 1M TSFR + 3.25%, 8.671%, 5/10/27  5,849 5,788
Financiere Mendel, FRN, 1M TSFR + 4.25%, 9.564%, 11/12/30  3,860 3,862
Gainwell Acquisition, FRN, 3M TSFR + 4.00%, 9.448%, 10/1/27  18,362 17,444
Heartland Dental, FRN, 1M TSFR + 5.00%, 10.32%, 4/28/28  15,349 15,349
ICON Luxembourg, FRN, 3M TSFR + 2.25%, 7.86%, 7/3/28  8,728 8,738
LifePoint Health, FRN, 1M TSFR + 5.50%, 11.087%, 11/16/28  13,814 13,818
MED ParentCo, FRN, 1M TSFR + 4.25%, 9.691%, 8/31/26  6,409 6,344
MED ParentCo, FRN, 1M TSFR + 8.25%, 13.691%, 8/30/27  1,660 1,635
Medline Borrower, FRN, 1M TSFR + 3.00%, 8.441%, 10/23/28 (2) 44,762 44,765
Option Care Health, FRN, 1M TSFR + 2.75%, 8.191%, 10/27/28  3,775 3,780
Perrigo Investments, FRN, 1M TSFR + 2.25%, 7.676%, 4/20/29  3,425 3,403
PetVet Care Centers, FRN, 1M TSFR + 1.00%, 9.186%,
10/24/30 (4)(5) 4,727 4,715
Phoenix Newco, FRN, 1M TSFR + 3.25%, 8.691%, 11/15/28  17,103 17,082
Project Ruby Ultimate Parent, FRN, 1M TSFR + 3.25%, 8.691%,
3/10/28  8,678 8,618
Sebia, FRN, 1M TSFR + 4.75%, 10.098%, 12/13/27  12,524 12,524
Select Medical, FRN, 1M TSFR + 3.00%, 8.326%, 3/6/27  3,230 3,224
Southern Veterinary Partners, FRN, 1M TSFR + 7.75%, 13.176%,
10/5/28  2,025 2,020
Star Parent, FRN, 3M TSFR + 4.00%, 9.348%, 9/27/30  15,320 15,119
Summit Behavioral Healthcare, FRN, 3M TSFR + 4.75%,
11/24/28 (2) 762 761
Sunshine Luxembourg VII, FRN, 3M TSFR + 3.50%, 8.948%,
10/1/26  17,430 17,447
Surgery Center Holdings, FRN, 1M TSFR + 3.50%, 8.82%, 12/5/30  22,768 22,794
VetStrategy Canada Holdings, FRN, 1M TSFR + 5.50%, 10.866%,
12/12/28  4,645 4,648
Waystar Technologies, FRN, 1M TSFR + 4.00%, 9.326%, 10/22/29  16,996 16,996
307,680
Information Technology 14.2%
Applied Systems, FRN, 1M TSFR + 3.50%, 8.821%, 2/24/31  48,624 48,796
Applied Systems, FRN, 1M TSFR + 5.25%, 2/23/32 (2) 32,638 33,372
AppLovin, FRN, 1M TSFR + 3.10%, 8.426%, 10/25/28  8,583 8,586
Boxer Parent, FRN, 1M TSFR + 4.25%, 9.576%, 12/29/28 (2) 49,872 50,009
Capstone Borrower, FRN, 1M TSFR + 3.75%, 9.098%, 6/17/30  10,899 10,848
Central Parent, FRN, 3M TSFR + 4.00%, 9.348%, 7/6/29  36,683 36,753
Cloud Software Group, FRN, 1M TSFR + 4.50%, 9.948%, 3/30/29  46,205 45,763
ConnectWise, FRN, 1M TSFR + 3.50%, 9.11%, 9/29/28  6,184 6,170

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Conservice Midco, FRN, 1M TSFR + 4.00%, 9.326%, 5/13/27 (2) 3,654 3,663
Delta Topco, FRN, 3M TSFR + 7.25%, 12.621%, 12/1/28  14,054 14,019
Delta Topco, FRN, 6M TSFR + 3.75%, 9.121%, 12/1/27  3,356 3,351
ECI Macola, FRN, 3M TSFR + 3.75%, 9.36%, 11/9/27  11,208 11,197
Ellucian Holdings, FRN, 1M TSFR + 3.50%, 8.926%, 10/7/27  19,589 19,564
Ellucian Holdings, FRN, 1M TSFR + 4.25%, 9.576%, 10/7/27  11,779 11,757
Ellucian Holdings, FRN, 1M USD LIBOR + 3.50%, 10/26/29 (2) 14,865 14,846
Epicor Software, FRN, 1M TSFR + 3.25%, 8.691%, 7/30/27 (2) 54,706 54,826
Epicor Software, FRN, 1M TSFR + 3.75%, 9.076%, 7/30/27  4,370 4,388
Fleet U.S. Bidco, FRN, 1M TSFR + 3.25%, 2/21/31 (2)(4) 5,792 5,785
Gen Digital, FRN, 1M TSFR + 1.75%, 7.176%, 9/10/27  6,987 6,943
Go Daddy Operating, FRN, 1M TSFR + 2.00%, 7.326%, 11/9/29  5,100 5,091
Infinite Bidco, FRN, 3M TSFR + 7.00%, 12.574%, 3/2/29  5,600 4,657
McAfee, FRN, 1M TSFR + 3.75%, 9.176%, 3/1/29  22,527 22,386
MH Sub I, FRN, 1M TSFR + 4.25%, 9.576%, 5/3/28  4,405 4,329
MH Sub I, FRN, 1M TSFR + 6.25%, 11.576%, 2/23/29  2,955 2,838
Mosel Bidco, FRN, 1M TSFR + 4.75%, 10.098%, 9/16/30 (4) 2,695 2,698
Proofpoint, FRN, 1M TSFR + 6.25%, 11.691%, 8/31/29 (2) 6,980 6,963
RealPage, FRN, 1M TSFR + 3.00%, 8.441%, 4/24/28  23,299 22,655
RealPage, FRN, 1M TSFR + 6.50%, 11.941%, 4/23/29  15,385 15,254
Uber Technologies, FRN, 3M TSFR + 2.75%, 8.135%, 3/3/30  13,118 13,146
490,653
Lodging 0.7%
Aimbridge Acquisition, FRN, 1M TSFR + 3.75%, 9.191%, 2/2/26  13,522 12,899
Aimbridge Acquisition, FRN, 1M TSFR + 4.75%, 10.191%, 2/2/26  9,631 9,276
Four Seasons Hotels, FRN, 1M TSFR + 2.00%, 7.321%, 11/30/29  2,034 2,033
24,208
Manufacturing 3.9%
Engineered Machinery Holdings, FRN, 1M TSFR + 3.75%, 9.36%,
5/19/28  24,242 23,934
Engineered Machinery Holdings, FRN, 3M TSFR + 6.00%, 11.61%,
5/21/29 (4) 11,684 11,392
Engineered Machinery Holdings, FRN, 3M TSFR + 6.50%, 12.11%,
5/21/29 (4) 8,620 8,405
Filtration Group, FRN, 1M TSFR + 3.50%, 8.941%, 10/21/28  22,062 22,052
Filtration Group, FRN, 1M TSFR + 4.25%, 9.691%, 10/21/28  25,718 25,723
LTI Holdings, FRN, 1M TSFR + 3.50%, 8.941%, 9/6/25 (2) 18,106 17,834
LTI Holdings, FRN, 1M TSFR + 4.75%, 10.191%, 7/24/26  5,063 4,981
LTI Holdings, FRN, 1M TSFR + 6.75%, 12.191%, 9/6/26  6,820 6,271
Pro Mach Group, FRN, 1M TSFR + 3.75%, 9.076%, 8/31/28  12,174 12,183
Watlow Electric Manufacturing, FRN, 1M TSFR + 3.75%, 9.329%,
3/2/28  3,328 3,322
136,097
Metals & Mining 0.6%
Arsenal AIC Parent, FRN, 1M TSFR + 3.75%, 9.07%, 8/18/30  15,932 15,925

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
TMS International, FRN, 1M TSFR + 4.25%, 9.588%, 3/2/30  4,392 4,395
20,320
Restaurants 1.6%
BCPE Grill Parent, FRN, 1M TSFR + 4.75%, 10.076%, 9/30/30  5,315 5,255
Dave & Buster's, FRN, 1M TSFR + 3.25%, 8.625%, 6/29/29  13,508 13,519
IRB Holding, FRN, 1M TSFR + 2.75%, 8.176%, 12/15/27  37,816 37,750
56,524
Retail 0.4%
CNT Holdings I, FRN, 1M TSFR + 3.50%, 8.817%, 11/8/27  15,414 15,396
15,396
Satellites 1.0%
Iridium Satellite, FRN, 1M TSFR + 2.50%, 7.826%, 9/20/30  27,657 27,615
Viasat, FRN, 1M TSFR + 4.50%, 9.938%, 5/30/30  6,783 6,661
34,276
Services 10.3%
Advantage Sales & Marketing, FRN, 1M TSFR + 4.50%, 10.092%,
10/28/27  3,474 3,464
AG Group Holdings, FRN, 1M TSFR + 4.00%, 9.326%, 12/29/28  4,364 4,316
Albion Financing 3, FRN, 3M TSFR + 5.25%, 10.827%, 8/17/26  10,216 10,241
Allied Universal Holdco, FRN, 1M TSFR + 3.75%, 9.176%, 5/12/28  12,042 11,986
Allied Universal Holdco, FRN, 1M TSFR + 4.75%, 10.076%,
5/12/28  15,295 15,295
Anticimex Global, FRN, 3M TSFR + 3.15%, 8.461%, 11/16/28  5,090 5,071
Ascend Learning, FRN, 1M TSFR + 3.50%, 8.926%, 12/11/28  14,373 14,113
Ascend Learning, FRN, 1M TSFR + 5.75%, 11.176%, 12/10/29  27,625 26,520
CD&R Firefly Bidco, FRN, 3M EURIBOR + 4.75%, 8.662%, 6/21/28
(EUR)  1,265 1,361
Crown Subsea Communications Holding, FRN, 1M TSFR + 4.75%,
10.067%, 1/30/31  7,165 7,192
Dayforce, FRN, 1M TSFR + 2.50%, 2/16/31 (2)(4) 5,332 5,319
Dun & Bradstreet, FRN, 1M TSFR + 2.75%, 8.074%, 1/18/29  5,114 5,100
EG America, FRN, 1M TSFR + 5.50%, 11.308%, 2/7/28  5,286 5,187
EG Finco, FRN, 3M EURIBOR + 7.00%, 10.925%, 4/30/27 (EUR)  6,745 6,771
EP Purchaser, FRN, 3M TSFR + 3.50%, 9.11%, 11/6/28  3,020 2,986
Fugue Finance, FRN, 1M TSFR + 3.75%, 2/13/31 (2) 1,360 1,359
Fugue Finance, FRN, 1M TSFR + 4.00%, 9.343%, 1/31/28  3,494 3,492
GFL Environmental, FRN, 1M TSFR + 2.50%, 7.816%, 5/31/27  8,572 8,577
GTCR W Merger, FRN, 1M TSFR + 3.00%, 8.326%, 1/31/31  36,095 36,200
HomeServe USA, FRN, 1M TSFR + 3.00%, 8.32%, 10/21/30  5,775 5,768
Mermaid Bidco, FRN, 1M TSFR + 4.25%, 9.581%, 12/22/27 (4) 8,127 8,137
Planet U.S. Buyer, FRN, 1M TSFR + 3.50%, 8.814%, 1/31/31  6,330 6,322
Project Boost Purchaser, FRN, 1M TSFR + 3.50%, 8.941%,
5/30/26 (2) 11,593 11,587
Project Boost Purchaser, FRN, 1M TSFR + 3.50%, 8.941%, 6/1/26  2,933 2,931
Renaissance Holdings, FRN, 1M TSFR + 4.25%, 9.576%, 4/5/30  21,741 21,666
TK Elevator U.S. Newco, FRN, 6M TSFR + 3.50%, 9.081%, 7/30/27  6,864 6,869

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
UKG, FRN, 1M TSFR + 3.50%, 8.814%, 2/10/31  50,793 50,817
UKG, FRN, 3M TSFR + 5.25%, 10.68%, 5/3/27  58,996 59,513
USIC Holdings, FRN, 1M TSFR + 3.50%, 9.106%, 5/12/28  4,942 4,892
USIC Holdings, FRN, 1M TSFR + 6.50%, 12.11%, 5/14/29  5,225 5,129
358,181
Utilities 2.3%
Constellation Renewables, FRN, 3M TSFR + 2.50%, 8.105%,
12/15/27  11,229 11,170
Generation Bridge Northeast, FRN, 1M TSFR + 4.25%, 9.576%,
8/22/29  6,227 6,239
Innio North America Holding, FRN, 1M TSFR + 4.25%, 9.564%,
11/2/28  3,145 3,149
PG&E, FRN, 1M TSFR + 2.50%, 7.826%, 6/23/27  6,520 6,518
Pike, FRN, 1M TSFR + 3.00%, 8.441%, 1/21/28  5,018 5,023
Talen Energy Supply, FRN, 1M TSFR + 4.50%, 9.826%, 5/17/30  17,350 17,393
Talen Energy Supply, FRN, 1M TSFR + 4.50%, 9.826%, 5/17/30  176 177
TerraForm Power Operating, FRN, 1M TSFR + 2.50%, 7.948%,
5/21/29  15,328 15,213
Wec U.S. Holdings, FRN, 1M TSFR + 2.75%, 8.076%, 1/20/31  13,565 13,512
78,394
Wireless Communications 2.3%
Asurion, FRN, 1M TSFR + 3.25%, 8.691%, 12/23/26  5,175 5,141
Asurion, FRN, 1M TSFR + 3.25%, 8.691%, 7/31/27  4,176 4,108
Asurion, FRN, 1M TSFR + 4.25%, 9.676%, 8/19/28  3,504 3,481
Asurion, FRN, 1M TSFR + 5.25%, 10.691%, 1/31/28  21,021 20,030
Asurion, FRN, 1M TSFR + 5.25%, 10.691%, 1/20/29  49,975 47,054
79,814
Total Bank Loans (Cost $2,972,598) 2,978,932
CORPORATE BONDS 10.1%
Aerospace & Defense 0.2%
TransDigm, 6.75%, 8/15/28 (6) 5,320 5,373
5,373
Airlines 0.1%
Mileage Plus Holdings, 6.50%, 6/20/27 (6) 1,830 1,835
United Airlines, 4.375%, 4/15/26 (6) 2,580 2,477
4,312
Automotive 1.7%
Adient Global Holdings, 4.875%, 8/15/26 (6) 6,380 6,172
Clarios Global, 6.25%, 5/15/26 (6) 3,010 2,999
Ford Motor Credit, 4.063%, 11/1/24  2,400 2,367
Ford Motor Credit, 5.584%, 3/18/24  2,375 2,372
Ford Motor Credit, FRN, SOFR + 2.95%, 8.305%, 3/6/26  8,165 8,403
Rivian Holdings, FRN, 6M USD LIBOR + 5.625%, 11.493%,
10/15/26 (6) 37,222 35,454

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Wand NewCo 3, 7.625%, 1/30/32 (6) 2,630 2,696
60,463
Banking 0.2%
Morgan Stanley, FRN, SOFR + 1.165%, 6.51%, 4/17/25  8,500 8,509
8,509
Broadcasting 0.4%
Neptune Bidco U.S., 9.29%, 4/15/29 (6) 3,205 3,005
Townsquare Media, 6.875%, 2/1/26 (6) 4,268 4,118
Univision Communications, 8.00%, 8/15/28 (6) 4,860 4,878
12,001
Cable Operators 1.0%
Altice Financing, 5.00%, 1/15/28 (6) 4,150 3,662
Altice Financing, 9.625%, 7/15/27 (6) 4,290 4,301
Altice France Holding, 10.50%, 5/15/27 (6) 13,645 8,665
CSC Holdings, 11.25%, 5/15/28 (6) 8,205 8,451
CSC Holdings, 11.75%, 1/31/29 (6) 8,495 8,877
33,956
Chemicals 0.2%
Avient, 5.75%, 5/15/25 (6) 4,030 3,995
Kobe U.S. Midco 2, 9.25%, 11/1/26, (9.25% Cash or 10.00%
PIK) (6)(7) 3,449 2,919
6,914
Consumer Products 0.2%
Life Time, 8.00%, 4/15/26 (6) 5,492 5,533
5,533
Energy 0.6%
NGL Energy Operating, 8.125%, 2/15/29 (6) 2,260 2,274
Seadrill Finance, 8.375%, 8/1/30 (6) 3,292 3,382
SilverBow Resources, FRN, 3M TSFR + 7.75%, 13.135%,
12/15/28 (6) 5,015 4,901
Tallgrass Energy Partners, 6.00%, 3/1/27 (6) 515 506
Tallgrass Energy Partners, 7.50%, 10/1/25 (6) 2,205 2,222
Transocean, 11.50%, 1/30/27 (6) 3,912 4,083
Venture Global LNG, 9.50%, 2/1/29 (6) 3,440 3,668
21,036
Entertainment & Leisure 0.6%
Carnival, 7.00%, 8/15/29 (6) 1,700 1,759
Cinemark USA, 5.875%, 3/15/26 (6) 7,000 6,895
Cinemark USA, 8.75%, 5/1/25 (6) 1,320 1,327
Live Nation Entertainment, 4.875%, 11/1/24 (6) 4,050 4,004
NCL, 8.125%, 1/15/29 (6) 3,043 3,199
NCL, 8.375%, 2/1/28 (6) 2,605 2,729
19,913
Financial 1.7%
Acrisure, 10.125%, 8/1/26 (6) 10,855 11,289

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
AG TTMT Escrow Issuer, 8.625%, 9/30/27 (6) 2,970 3,052
Alliant Holdings Intermediate, 6.75%, 10/15/27 (6) 3,550 3,435
Alliant Holdings Intermediate, 6.75%, 4/15/28 (6) 3,360 3,339
AssuredPartners, 5.625%, 1/15/29 (6) 4,375 4,014
GTCR AP Finance, 8.00%, 5/15/27 (6) 3,050 3,050
HUB International, 7.25%, 6/15/30 (6) 11,800 12,007
HUB International, 7.375%, 1/31/32 (6) 3,355 3,363
Jones Deslauriers Insurance Management, 8.50%, 3/15/30 (6) 11,935 12,397
Jones Deslauriers Insurance Management, 10.50%, 12/15/30 (6) 3,260 3,399
Ryan Specialty, 4.375%, 2/1/30 (6) 585 541
59,886
Gaming 0.0%
International Game Technology, 6.50%, 2/15/25 (6) 1,026 1,027
1,027
Health Care 0.6%
Bausch + Lomb, 8.375%, 10/1/28 (6) 3,465 3,612
CHS, 8.00%, 3/15/26 (6) 1,771 1,756
CHS, 8.00%, 12/15/27 (6) 3,495 3,346
HCA, 5.375%, 2/1/25  3,320 3,299
LifePoint Health, 11.00%, 10/15/30 (6) 6,417 6,770
RegionalCare Hospital Partners Holdings, 9.75%, 12/1/26 (6) 1,028 1,023
19,806
Information Technology 0.4%
Boxer Parent, 7.125%, 10/2/25 (6) 1,625 1,621
Boxer Parent, 9.125%, 3/1/26 (6) 2,040 2,040
Central Parent, 8.00%, 6/15/29 (6) 1,745 1,789
Cloud Software Group, 9.00%, 9/30/29 (6) 8,860 8,229
Expedia Group, 6.25%, 5/1/25 (6) 1,019 1,022
14,701
Lodging 0.0%
Hilton Domestic Operating, 5.375%, 5/1/25 (6) 1,580 1,576
1,576
Real Estate Investment Trust Securities 0.1%
Service Properties Trust, 8.625%, 11/15/31 (6) 2,755 2,906
2,906
Satellites 0.1%
Connect Finco, 6.75%, 10/1/26 (6) 3,425 3,361
3,361
Services 1.1%
Adtalem Global Education, 5.50%, 3/1/28 (6) 2,561 2,420
Allied Universal Holdco, 6.625%, 7/15/26 (6) 8,610 8,567
Allied Universal Holdco, 7.875%, 2/15/31 (6) 2,852 2,823
Allied Universal Holdco, 9.75%, 7/15/27 (6) 5,520 5,486
eG Global Finance, 12.00%, 11/30/28 (6) 3,510 3,672
GTCR W-2 Merger, 7.50%, 1/15/31 (6) 2,630 2,742

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Sabre GLBL, 11.25%, 12/15/27 (6) 5,750 5,405
UKG, 6.875%, 2/1/31 (6) 7,725 7,812
38,927
Telephones 0.1%
Verizon Communications, FRN, SOFRINDX + 0.79%, 6.143%,
3/20/26  2,690 2,700
2,700
Utilities 0.6%
Talen Energy Supply, 8.625%, 6/1/30 (6) 4,903 5,161
Vistra, VR, 8.00% (6)(8)(9) 2,218 2,218
Vistra, Series C, VR, 8.875% (6)(8)(9) 10,290 10,444
Vistra Operations, 5.125%, 5/13/25 (6) 3,615 3,584
21,407
Wireless Communications 0.2%
Sprint, 7.125%, 6/15/24  6,825 6,842
6,842
Total Corporate Bonds (Cost $353,895) 351,149
SHORT-TERM INVESTMENTS 7.7%
Money Market Funds 7.7%
T. Rowe Price Government Reserve Fund, 5.39% (10)(11) 265,602 265,602
Total Short-Term Investments (Cost $265,602) 265,602
Total Investments in Securities 103.7%
(Cost $3,592,095) $ 3,595,683
Other Assets Less Liabilities (3.7)% (126,728)
Net Assets 100.0% $ 3,468,955
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of this loan is unsettled as of February 29, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Non-income producing
(4) Level 3 in fair value hierarchy.
(5) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at February 29, 2024, was $978 and was valued at $976 (0.0% of net assets).

T. ROWE PRICE Floating Rate Fund

.
.
.
.
.
.
.
.
.
.
(6) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$316,657 and represents 9.1% of net assets.
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(9) Perpetual security with no stated maturity date.
(10) Seven-day yield
(11) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month Term SOFR (Secured overnight financing rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
EUR Euro
FRN Floating Rate Note
PIK Payment-in-kind
SOFR Secured overnight financing rate
SOFRINDX SOFR (Secured overnight financing rate) Index
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Floating Rate Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Total Return Swaps 0.0%
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index Quarterly, Pay
Variable 5.322% (SOFR) at Maturity,
6/20/24 9,140 180 — 180
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index Quarterly, Pay
Variable 5.322% (SOFR) at Maturity,
9/20/24 9,140 194 — 194
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index Quarterly, Pay
Variable 5.350% (SOFR) at Maturity,
3/20/24 24,300 898 — 898
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index Quarterly, Pay
Variable 5.350% (SOFR) at Maturity,
6/20/24 4,100 184 — 184
Total Bilateral Total Return Swaps — 1,456
Total Bilateral Swaps — 1,456

T. ROWE PRICE Floating Rate Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
State Street 5/24/24 USD 16,654 EUR 15,398 $ (47)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (47)

T. ROWE PRICE Floating Rate Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.39% $ —# $ — $ 7,919+
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
02/29/24
T. Rowe Price Government
Reserve Fund, 5.39% $ 208,595  ¤  ¤ $ 265,602^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $7,919 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $265,602.

T. ROWE PRICE Floating Rate Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Floating Rate Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Floating Rate Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed

T. ROWE PRICE Floating Rate Fund

on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 29, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
February 29, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at February 29, 2024, totaled $2,653,000 for the period ended
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bank Loans $ — $ 2,912,562 $ 66,370 $ 2,978,932
Corporate Bonds — 351,149 — 351,149
Short-Term Investments 265,602 — — 265,602
Total Securities 265,602 3,263,711 66,370 3,595,683
Swaps — 1,456 — 1,456
Total $ 265,602 $ 3,265,167 $ 66,370 $ 3,597,139
Liabilities
Forward Currency Exchange
Contracts $ — $ 47 $ — $ 47

T. ROWE PRICE Floating Rate Fund

February 29, 2024. During the period, transfers into Level 3 resulted from a lack of observable market data for the security and transfers out of Level 3 were because observable market data became available for the security.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
($000s)
Beginning
Balance
5/31/23
Gain (Loss)
During
Period
Total
Purchases Total Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
2/29/24
Investment
in
Securities
Bank
Loans $ 117,092 $ 2,553 $ 24,008 $ (31,049) $ 19,438 $ (65,672) $ 66,370
Convertible
Preferred
Stocks 1,905 220 — (2,125) — — —
Total $ 118,997 $ 2,773 $ 24,008 $ (33,174) $ 19,438 $ (65,672) $ 66,370

T. ROWE PRICE Floating Rate Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F194-054Q3 02/24